Goodwill - Key Assumptions Used for Each Group of Cash Generating Units (Detail)	Dec. 31, 2018	Dec. 31, 2017
Scientific, Technical & Medical [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	10.00%	10.10%
Nominal long-term market growth rate	3.00%	3.00%
Risk & Business Analytics [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	11.50%	12.30%
Nominal long-term market growth rate	3.00%	3.00%
Legal [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	12.20%	12.70%
Nominal long-term market growth rate	2.00%	2.00%
Exhibitions [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	12.70%	12.60%
Nominal long-term market growth rate	3.00%	3.00%